Income Taxes (Details) - USD ($)	Aug. 31, 2020	Aug. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 6,598,870	$ 5,901,666
Capitalized research and development	1,069,124	1,014,380
Depreciation	1,762	(7,353)
Stock based compensation	3,006,736	1,983,425
Research and development credit carry forward	657,737	599,646
Total deferred tax assets	11,334,229	9,491,764
Less: valuation allowance	(11,334,229)	(9,491,764)
Net deferred tax asset